Financial Risk Management - Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for financial liabilities [Line Items]
Secured bank borrowings	₩ 268,093	₩ 642,172
Unsecured bank borrowings	5,958,427	2,950,184
Unsecured bond issues	2,332,257	2,010,762
Trade accounts and notes payable	3,087,461	2,875,090
Other accounts payable	3,566,629	3,169,937
Long-term other accounts payable	3,103	₩ 2
Security deposits	10,955
Derivatives	25,758
Financial liabilities	15,252,683
Unsecured bond issues	2,537,553
Derivatives	(35,140)
Contractual cash flows for financial liabilities	16,027,253
6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Unsecured bond issues	291,738
Derivatives	(6,742)
Contractual cash flows for financial liabilities	7,772,078
6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Unsecured bond issues	328,400
Derivatives	(6,728)
Contractual cash flows for financial liabilities	679,555
1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Unsecured bond issues	456,990
Derivatives	(12,517)
Contractual cash flows for financial liabilities	1,430,637
2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Unsecured bond issues	1,320,248
Derivatives	(9,153)
Contractual cash flows for financial liabilities	5,481,803
More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Unsecured bond issues	140,177
Contractual cash flows for financial liabilities	663,180
Secured bank borrowings [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	268,190
Secured bank borrowings [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	268,190
Unsecured bank borrowings [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	6,588,502
Unsecured bank borrowings [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	565,832
Unsecured bank borrowings [member] | 6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	356,688
Unsecured bank borrowings [member] | 1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	973,297
Unsecured bank borrowings [member] | 2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	4,169,682
Unsecured bank borrowings [member] | More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	523,003
Trade accounts and notes payable [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	3,087,461
Trade accounts and notes payable [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	3,087,461
Other accounts payable [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	3,566,629
Other accounts payable [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	3,565,599
Other accounts payable [member] | 6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	1,030
Long-term other accounts payable [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	3,103
Long-term other accounts payable [member] | 1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	2,077
Long-term other accounts payable [member] | 2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	1,026
Security Deposits [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	10,955
Security Deposits [member] | 6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	165
Security Deposits [member] | 1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	₩ 10,790